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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry      New York, New York  August 16, 1999
    _______________________  __________________  _______________
         [Signature]            [City, State]      [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $213,113
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Talton R. Embry


























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
                                                   Form 13F INFORMATION TABLE
   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5                COLUMN 6     COLUMN 7       COLUMN 8

                       TITLE                                SHRS OR   SH/    PUT/   INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP      VALUE        PRN AMT   PRN   CALL    DISCRETION   MGRS  SOLE   SHARED     NONE
-------------------    ---------    ---------  ----------   --------- ----  ----    -----------  ----  ----   ------     ----
AMERICAN REAL ESTATE   COMMON STOCK  29169109    1,370,931   168,730  X             SHARED-OTHER  1             39,630   129,100
PARTNERS, L.P.

ASSOCIATED ESTATES     COMMON STOCK  45604105    1,821,488   154,200  X             SHARED-OTHER  1             37,500   116,700
REALTY CORP.

ASSET INVESTORS        COMMON STOCK  04541W107     700,270    46,880  X             SHARED-OTHER  1             27,460    19,420
CORP.

AMERICAN INT'L GROUP   COMMON STOCK  26874107      251,853     2,148  X             SHARED-OTHER  1              2,148

ACADIA REALTY TRUST    COMMON STOCK  4239109     1,025,550   190,800  X             SHARED-OTHER  1             90,900    99,900

ALIANT COMMUNICATION   COMMON STOCK  16090102    1,062,313    23,000  X             SHARED-OTHER  1             23,000

ANACOMP INC.           COMMON STOCK  32371106   73,872,293 4,345,429  X             SHARED-OTHER  1          3,407,486   937,943
NEW COMMON STOCK

ATLANTIC REALTY        COMMON STOCK  48798102    1,769,625   217,800  X             SHARED-OTHER  1             88,500   129,300
TRUST

BRISTOL-MYERS SQUIBB   COMMON STOCK  110122108     412,764     5,860  X             SHARED-OTHER  1              5,860

BURNHAM PACIFIC        COMMON STOCK  12232C108     666,106    54,100  X             SHARED-OTHER  1             54,100
PROPERTIES INC.

BANYAN STRATEGIC       COMMON STOCK  06683M102   6,530,063 1,111,500  X             SHARED-OTHER  1            670,000   441,500
REALTY TRUST

CONCENTRA MANAGED      COMMON STOCK  20589T103     918,375    62,000  X             SHARED-OTHER  1             62,000
CARE INC.

COLEMAN CO. INC.       COMMON STOCK  193559101   1,979,063   211,100  X             SHARED-OTHER  1            211,100

CRESCENT OPERATING     COMMON STOCK  22575M100     239,119    35,100  X             SHARED-OTHER  1             35,100
INC.

CENTERTRUST RETAIL     COMMON STOCK  152038105   1,464,050   124,600  X             SHARED-OTHER  1             36,200    88,400
PROPERTIES

CVS CORP               COMMON STOCK  126650100   1,140,353    22,470  X             SHARED-OTHER  1             22,470
COMMON STOCK


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ADVANTICA RESTAURANT   COMMON STOCK  00758B109   8,363,114 2,432,906  X             SHARED-OTHER  1          1,406,796 1,026,110
GROUP

DYNEX CAPITAL INC.     COMMON STOCK  26817Q100     368,775   178,800  X             SHARED-OTHER  1            178,800

ELDERTRUST             COMMON STOCK  284560109   3,559,513   349,400  X             SHARED-OTHER  1            207,400   142,000

AIRLEASE LTD L.P       COMMON STOCK  9366105     1,846,531   159,700  X             SHARED-OTHER  1             30,300   129,400

FRANCHISE MTG          COMMON STOCK  35181D108     341,250    39,000  X             SHARED-OTHER  1             39,000
CORP.

FIRST UNION REIT       COMMON STOCK  337400105  21,817,440 4,848,320  X             SHARED-OTHER  1          2,871,340 1,976,980

GLIMCHER REALTY        COMMON STOCK  379302102   3,242,250   198,000  X             SHARED-OTHER  1             83,000   115,000
TRUST W/RIGHTS

HORIZON GROUP          COMMON STOCK  44041U102     793,618   244,190  X             SHARED-OTHER  1            211,104    33,086
PROPERTIES INC.

JPS TEXTILE            COMMON STOCK  46624E405   6,618,300 1,825,738  X             SHARED-OTHER  1          1,106,327   719,411
COMMON STOCK

KONOVER PROPERTY       COMMON STOCK  50047R100     187,200    20,800  X             SHARED-OTHER  1             20,800
TRUST

KRANZCO REALTY         COMMON STOCK  5.01E+107   3,339,994   252,075  X             SHARED-OTHER  1             71,475   180,600
TRUST

LASER MORTGAGE         COMMON STOCK  51806D100     670,313   195,000  X             SHARED-OTHER  1            195,000
MGMT INC.

LORAL SPACE & COMM.    PREFERRED     G56462149   2,718,300    53,300  X             SHARED-OTHER  1             37,300    16,000
$3.00 CV PFD

MACC PRIVATE           COMMON STOCK  552617102     134,063    14,300  X             SHARED-OTHER  1             14,300
EQUITIES

MELLON BANK            COMMON STOCK  585509102     261,900     7,200  X             SHARED-OTHER  1              7,200
COMMON STOCK

MOSAIX INC.            COMMON STOCK  619454101   1,127,500    88,000  X             SHARED-OTHER  1             88,000


NOVACARE INC           CONVERTIBLE   669930AA7   9,203,288 9,990,000  X             SHARED-OTHER  1          7,615,000 2,375,000
5.5 CV 1/15/00

OCWEN ASSET            COMMON STOCK  67574M106   2,315,250   514,500  X             SHARED-OTHER  1            289,000   225,500
INVESTMENT CORP.

OMEGA WORLDWIDE INC.   COMMON STOCK  68210B108     320,531    78,900  X             SHARED-OTHER  1             78,900


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PERINI CORP.           PREFERRED     713839306     539,750    25,400  X             SHARED-OTHER  1             25,400
2.125 CV PFD

PRICE ENTERPRISES      COMMON STOCK  741444202     299,834    41,716  X             SHARED-OTHER  1              8,539    33,177
INC.

PRIME RETAIL INC.      COMMON STOCK  741570105     177,581    20,441  X             SHARED-OTHER  1             20,441


TELEBRAS SPON ADR      COMMON STOCK  87928R106     340,425     3,825  X             SHARED-OTHER  1              3,825
(RCTB 41)

SUN HEALTHCARE         CONVERTIBLE   866933AA2     899,100 9,990,000  X             SHARED-OTHER  1         48,500,005   140,000
6% CV DEB 3/1/04

SLM HOLDING CORP.      COMMON STOCK  78442A109     202,812     4,427  X             SHARED-OTHER  1              4,427

SALANT CORPORATION     COMMON STOCK  794004200  40,924,615 6,547,938  X             SHARED-OTHER  1          5,125,370 1,422,568
COMMON STOCK

SUNBEAM CORP.          CONVERTIBLE   867071AA0   3,827,71022,852,000  X             SHARED-OTHER  1            167,020 6,150,000
0% SR SUB CV 3/25/18

TAVA TECHNOLOGIES      COMMON STOCK  872169107     613,463    79,800  X             SHARED-OTHER  1             79,800

VENTAS INC.            COMMON STOCK  92276F100   2,231,700   415,200  X             SHARED-OTHER  1            193,300   221,900

WINSLOEW FURNITURE     COMMON STOCK  975377102     386,688    11,500  X             SHARED-OTHER  1             11,500
INC.

EXXON CORP.            COMMON STOCK  302290101     215,950     2,800  X             SHARED-OTHER  1              2,800

TOTAL:                                         213,112,969



















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